Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Accumulated Losses [Member]
Balance, beginning of period at Dec. 31, 2014	SFr 23,467	SFr 854	SFr 83,068	SFr (60,455)
Net income / (loss) for the period	20,270	0	0	20,270
Other comprehensive loss	(736)	0	0	(736)
Total comprehensive income / (loss), net of tax	19,534	0	0	19,534
Share-based payments	540	0	0	540
Issuance of preferred Series E shares	29,499	62	29,437	0
Proceeds from IPO net of underwriting fees	0
Issuance of shares:
Exercise of options	142	12	130	0
Transaction costs	(2,139)	0	(2,139)	0
Balance, end of period at Dec. 31, 2015	71,043	928	110,496	(40,381)
Net income / (loss) for the period	(7,096)	0	0	(7,096)
Other comprehensive loss	(761)	0	0	(761)
Total comprehensive income / (loss), net of tax	(7,857)	0	0	(7,857)
Share-based payments	1,317	0	0	1,317
Preferred Series E extension shares	13,205	28	13,177	0
Proceeds from IPO net of underwriting fees	69,388	138	69,250	0
Issuance of shares:
Exercise of options	301	41	260	0
Transaction costs	(5,017)	0	(5,017)	0
Balance, end of period at Dec. 31, 2016	142,380	1,135	188,166	(46,921)
Net income / (loss) for the period	(26,411)	0	0	(26,411)
Other comprehensive loss	(780)	0	0	(780)
Total comprehensive income / (loss), net of tax	(27,191)	0	0	(27,191)
Share-based payments	1,579	0	0	1,579
Proceeds from IPO net of underwriting fees	0
Issuance of shares:
Restricted Share Awards	0	0	74	(74)
Exercise of options	71	12	59	0
Balance, end of period at Dec. 31, 2017	SFr 116,839	SFr 1,147	SFr 188,299	SFr 72,607